Dec. 22, 2020
ETF | Vanguard Total Corporate Bond ETF
ETF Summary
Investment Objective
The Fund seeks to track the performance of a broad, market-weighted corporate bond index.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(Fees paid directly from your investment)
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following example is intended to help you compare the cost of investing in the Fund (based on the fees and expenses of the acquired funds) with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses (of the Fund and its underlying funds) remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The Fund is a fund of funds and employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Corporate Bond Index, which measures the investment-grade, fixed-rate, taxable corporate bond market. The Index includes U.S. dollar-denominated securities that are publicly issued by industrial, utility, and financial issuers.The Fund intends to obtain its exposure to the bonds held in the Index by investing all, or substantially all, of its assets in a mix of Vanguard bond index ETFs (underlying funds), rather than in individual securities held in the Index.The underlying funds are Vanguard Short-Term Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, and Vanguard Long-Term Corporate Bond ETF, which seek to track the performance of the Bloomberg Barclays U.S. 1–5 Year Corporate Bond Index, the Bloomberg Barclays U.S. 5–10 Year Corporate Bond Index, and the Bloomberg Barclays U.S. 10+ Year Corporate Bond Index, respectively. The underlying funds’ bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade corporate bonds.Each of the underlying funds seeks to track the performance of an index that represents a subset of the Bloomberg Barclays U.S. Corporate Bond Index. Together, the three indexes tracked by the underlying funds comprise the Fund’s target index.
Principal Risks
An investment in the Fund could lose money over short or long periods of time.You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, either directly or through its investments in the underlying funds, which could affect the Fund's performance, and the level of risk may vary based on market conditions:• Interest rate risk , which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund.• Credit risk , which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate for the Fund.• Income risk , which is the chance that a fund's income will decline because of falling interest rates.• Liquidity risk , which is the chance that a fund may not be able to sell a security in a timely manner at a desired price.• Index sampling risk , which is the chance that the securities selected for a fund, in the aggregate, will not provide investment performance matching that of a fund's target index.Because ETF Shares are traded on an exchange, they are subject to additional risks:• The Fund’s ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares. The market price of the Fund's ETF Shares may be affected by the market prices of the underlying funds' ETF Shares.• Although the Fund’s and underlying funds' ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained, which could increase the Fund’s risks as disclosed in this prospectus.• Trading of the Fund’s and underlying funds’ ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s and underlying funds’ ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. If trading of an underlying fund’s shares is halted, the Fund may not be able to purchase or dispose of underlying fund shares in a timely manner, which could increase the Fund’s risks as disclosed in this prospectus.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of its target index and another comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Total Corporate Bond ETF Shares1
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2019
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.